Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES	18. TRADE AND OTHER PAYABLES
	Year ended December 31,
Group	2024	2023
	$000	$000
Trade payables	5,580	4,137
Accruals	1,650	2,250
	7,230	6,387